Share-Based Payments - Summary of Performance Rights Granted (Detail)	12 Months Ended
	Jun. 30, 2019 $ / shares shares	Jun. 30, 2018 $ / shares shares	Jun. 30, 2017 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at start of the year	21,481,457	10,881,194	3,431,373
Granted during the year Number	10,000,000	13,272,356	10,023,350
Exercised during the year Number	(9,975,660)	(2,672,093)	(2,573,529)
Lapsed during the year Number	0	0	0
Balance at end of the end year Number	21,505,797	21,481,457	10,881,194
Vested and exercisable at end of the year Number	0	0	0
November 25, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	November 25, 2016	November 25, 2016	November 25, 2016
Type of performance right granted	Director rights	Director rights	Director rights
Fair value | $ / shares	$ 0.038	$ 0.038	$ 0.038
Balance at start of the year	8,209,101	10,023,350
Granted during the year Number			10,023,350
Exercised during the year Number	(2,736,367)	(1,814,249)
Lapsed during the year Number	0	0	0
Balance at end of the end year Number	5,472,734	8,209,101	10,023,350
Vested and exercisable at end of the year Number	0	0	0
November 17, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	November 17, 2017	November 17, 2017
Type of performance right granted	Director rights	Director rights
Fair value | $ / shares	$ 0.021	$ 0.024
Balance at start of the year	13,272,356
Granted during the year Number		13,272,356
Exercised during the year Number	(4,739,293)
Lapsed during the year Number	0	0
Balance at end of the end year Number	8,533,063	13,272,356
Vested and exercisable at end of the year Number	0	0
November 21, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	November 21, 2018
Type of performance right granted	Director rights
Fair value | $ / shares	$ 0.039
Granted during the year Number	10,000,000
Exercised during the year Number	(2,500,000)
Lapsed during the year Number	0
Balance at end of the end year Number	7,500,000
Vested and exercisable at end of the year Number	0
November 14, 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		November 14, 2014	November 14, 2014
Type of performance right granted		Director rights	Director rights
Fair value | $ / shares		$ 0.037	$ 0.037
Balance at start of the year		857,844	3,431,373
Exercised during the year Number		(857,844)	(2,573,529)
Lapsed during the year Number		0	0
Balance at end of the end year Number			857,844
Vested and exercisable at end of the year Number		0	0